Fair Value Measurements (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Fair Value Measurements [Abstract]
Sssets held in the trust account	$ 258,971,518	$ 24,075,435
Withdrawn from trust account		$ 246,916,015